Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2,
1.94%, 08/15/2046 (A)	$ 200,000	$ 180,464
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	125,000	113,262
Series 2021-2A, Class A2,
2.40%, 10/25/2051 (A)	100,000	88,526
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	75,134	57,657
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	97,305	77,178
Series 2022-1GS, Class B,
2.94%, 01/20/2049 (A)	112,638	84,982
Hertz Vehicle Financing III LLC
Series 2023-2A, Class A,
5.57%, 09/25/2029 (A)	140,000	141,971
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	154,724	125,880
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	62,125	49,991
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	45,285	35,732
Luminace ABS Issuer LLC
Series 2022-1, Class A,
4.88%, 07/31/2062 (A)	158,145	145,774
MMAF Equipment Finance LLC
Series 2020-A, Class A5,
1.56%, 10/09/2042 (A)	186,000	165,135
Mosaic Solar Loan Trust
Series 2021-3A, Class B,
1.92%, 06/20/2052 (A)	73,756	55,898
OneMain Financial Issuance Trust
Series 2022-S1, Class A,
4.13%, 05/14/2035 (A)	135,000	131,564
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	118,175	100,512
Series 2021-1, Class A2II,
3.11%, 07/30/2051 (A)	114,479	93,766
SoFi Professional Loan Program LLC
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	222,129
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A,
2.98%, 06/20/2047 (A)	191,810	176,335
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A,
2.73%, 11/01/2055 (A)	126,856	103,891
Sunnova Sol III Issuer LLC
Series 2021-1, Class A,
2.58%, 04/28/2056 (A)	126,006	106,143
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A,
2.27%, 01/30/2057 (A)	110,359	93,628
Sunrun Vulcan Issuer LLC
Series 2021-1A, Class A,
2.46%, 01/30/2052 (A)	107,581	86,946

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	$ 180,000	$ 167,430
Series 2021-1A, Class A2,
2.17%, 10/15/2046 (A)	125,000	113,027
Vivint Solar Financing VII LLC
Series 2020-1A, Class A,
2.21%, 07/31/2051 (A)	210,538	175,322

Total Asset-Backed Securities (Cost $3,359,439)		2,893,143

CORPORATE DEBT SECURITIES - 44.4%
Automobile Components - 0.3%
BorgWarner, Inc.
4.38%, 03/15/2045	90,000	73,686

Automobiles - 1.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	107,254
General Motors Co.
5.60%, 10/15/2032 (B)	141,000	143,032

		250,286

Banks - 10.6%
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (C), 10/22/2025	312,000	304,696
BNP Paribas SA
4.38%, 09/28/2025 (A)	200,000	196,838
BPCE SA
Fixed until 10/19/2026, 2.05% (C), 10/19/2027 (A)	250,000	228,300
Deutsche Bank AG
1.69%, 03/19/2026	265,000	248,106
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (C), 06/15/2027	133,000	131,415
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	200,000	219,109
Morgan Stanley
Fixed until 10/21/2024, 0.86% (C), 10/21/2025	251,000	242,475
PNC Bank NA
4.05%, 07/26/2028	250,000	240,677
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034	153,000	150,446
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (A)	200,000	168,569
US Bancorp
3.10%, 04/27/2026	250,000	239,748

		2,370,379

Transamerica Funds	Page 1

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.3%
Amgen, Inc.
3.13%, 05/01/2025	$ 40,000	$ 39,061
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	19,554

		58,615

Broadline Retail - 0.4%
Walmart, Inc.
1.80%, 09/22/2031	102,000	85,540

Building Products - 0.4%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	92,000	85,327

Chemicals - 2.2%
Huntsman International LLC
4.50%, 05/01/2029	80,000	76,815
LYB International Finance III LLC
5.63%, 05/15/2033	108,000	111,995
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	200,000	178,184
PPG Industries, Inc.
2.55%, 06/15/2030	50,000	43,561
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	71,734

		482,289

Commercial Services & Supplies - 1.1%
Carlisle Cos., Inc.
2.75%, 03/01/2030	110,000	96,802
Eaton Corp.
4.15%, 03/15/2033	70,000	67,442
Waste Management, Inc.
3.13%, 03/01/2025	80,000	78,480

		242,724

Construction & Engineering - 1.7%
Century Communities, Inc.
6.75%, 06/01/2027	56,000	56,426
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	67,188
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	200,000	180,400
Meritage Homes Corp.
5.13%, 06/06/2027	66,000	64,763

		368,777

Consumer Staples Distribution & Retail - 2.1%
Alimentation Couche-Tard, Inc.
3.63%, 05/13/2051 (A)	131,000	95,707
InRetail Consumer
3.25%, 03/22/2028 (A)	200,000	178,482
Sysco Corp.
3.30%, 07/15/2026	140,000	135,895
3.30%, 02/15/2050 (B)	70,000	51,191

		461,275

Containers & Packaging - 1.2%
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	59,000	57,968
5.38%, 01/15/2028 (A)	88,000	86,063

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sonoco Products Co.
2.25%, 02/01/2027	$ 79,000	$ 73,277
2.85%, 02/01/2032 (B)	55,000	47,154

		264,462

Diversified REITs - 2.7%
American Tower Corp.
3.60%, 01/15/2028	80,000	76,349
Crown Castle, Inc.
2.90%, 04/01/2041	80,000	57,106
3.30%, 07/01/2030	50,000	44,641
Digital Realty Trust LP
3.70%, 08/15/2027	140,000	135,362
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 04/15/2025 (A)	197,000	195,321
SBA Tower Trust
6.60%, 01/15/2028 (A)	80,000	82,112

		590,891

Diversified Telecommunication Services - 1.8%
Network i2i Ltd.
Fixed until 01/15/2025 (E), 5.65% (C) (D)	200,000	197,250
Verizon Communications, Inc.
3.88%, 02/08/2029	200,000	193,349

		390,599

Electric Utilities - 5.1%
Duke Energy Carolinas LLC
3.95%, 11/15/2028	110,000	107,810
ENEL Finance International NV
2.25%, 07/12/2031 (A)	200,000	162,951
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A) (B)	200,000	190,194
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	115,529
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	58,236
Northern States Power Co.
2.60%, 06/01/2051	70,000	44,759
Pacific Gas & Electric Co.
6.70%, 04/01/2053	141,000	155,048
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	91,000	84,767
Public Service Co. of Colorado
4.10%, 06/15/2048 (B)	110,000	88,789
Southern Power Co.
0.90%, 01/15/2026	130,000	120,147

		1,128,230

Energy Equipment & Services - 0.1%
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)	21,000	17,430

Financial Services - 1.1%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	130,000	128,399
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	126,440

		254,839

Food Products - 0.9%
Danone SA
2.95%, 11/02/2026 (A)	200,000	191,487

Transamerica Funds	Page 2

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.6%
Danaher Corp.
3.35%, 09/15/2025	$ 80,000	$ 78,335
Koninklijke Philips NV
6.88%, 03/11/2038	60,000	66,138

		144,473

Health Care REITs - 0.9%
Healthpeak OP LLC
3.50%, 07/15/2029	90,000	83,834
Ventas Realty LP
3.50%, 02/01/2025	130,000	127,511

		211,345

Household Products - 0.3%
Kimberly-Clark Corp.
3.10%, 03/26/2030	80,000	74,113

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	30,000	26,006

Industrial Conglomerates - 0.9%
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	200,000	198,700

Industrial REITs - 0.6%
Prologis LP
4.63%, 01/15/2033	141,000	138,719

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.10%, 08/15/2030	40,000	33,088

IT Services - 0.1%
International Business Machines Corp.
3.30%, 01/27/2027	35,000	33,739

Machinery - 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	183,215

Metals & Mining - 0.4%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	90,000	90,951

Personal Care Products - 0.8%
Procter & Gamble Co.
2.45%, 11/03/2026	80,000	76,506
Unilever Capital Corp.
2.00%, 07/28/2026	100,000	94,498

		171,004

Pharmaceuticals - 1.1%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	19,408
4.05%, 11/21/2039	20,000	18,051
AstraZeneca PLC
4.00%, 01/17/2029	60,000	59,003
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	39,047
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	39,434

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
3.70%, 02/10/2045	$ 40,000	$ 33,416
Pfizer, Inc.
4.20%, 09/15/2048	40,000	35,280

		243,639

Residential REITs - 0.8%
American Homes 4 Rent LP
5.50%, 02/01/2034	111,000	112,126
UDR, Inc.
3.10%, 11/01/2034	80,000	65,852

		177,978

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
3.73%, 12/08/2047	140,000	111,671
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	50,000	45,666

		157,337

Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	126,822

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	37,000	37,800
6.20%, 07/15/2030	70,000	74,688
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	40,000	39,851

		152,339

Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	104,110

Wireless Telecommunication Services - 1.3%
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032 (A)	150,000	120,345
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	200,000	179,246

		299,591

Total Corporate Debt Securities (Cost $11,020,402)		9,884,005

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Chile - 0.8%
Chile Government International Bonds
4.34%, 03/07/2042	200,000	176,254

Colombia - 0.5%
Colombia Government International Bonds
7.38%, 09/18/2037	100,000	99,965

Panama - 0.2%
Panama Government International Bonds
6.70%, 01/26/2036	53,000	50,895

Transamerica Funds	Page 3

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa - 0.4%
Republic of South Africa Government International Bonds
6.25%, 03/08/2041	$ 100,000	$ 84,235

Total Foreign Government Obligations (Cost $510,652)		411,349

LOAN ASSIGNMENTS - 0.9%
Commercial Services & Supplies - 0.1%
GFL Environmental, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 2.50%, 7.82% (C), 05/31/2027	22,339	22,325

Communications Equipment - 0.4%
CommScope, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (C), 04/06/2026	106,929	93,216

Trading Companies & Distributors - 0.4%
Vertiv Group Corp.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.97% (C), 03/02/2027	87,087	87,141

Total Loan Assignments (Cost $215,887)		202,682

MORTGAGE-BACKED SECURITIES - 5.8%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month Term SOFR + 2.42%, 7.76% (C), 09/15/2034 (A)	145,000	132,530
Benchmark Mortgage Trust
Series 2020-IG3, Class B,
3.39% (C), 09/15/2048 (A)	175,000	94,377
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.67% (C), 09/10/2035 (A)	143,000	135,851
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class C,
3.75% (C), 06/05/2039 (A)	174,000	155,942
Series 2022-OPO, Class C,
3.56% (C), 01/05/2039 (A)	140,000	102,200
Manhattan West Mortgage Trust
Series 2020-1MW, Class B,
2.41% (C), 09/10/2039 (A)	185,000	164,774
SLG Office Trust
Series 2021-OVA, Class D,
2.85%, 07/15/2041 (A)	130,000	102,581
Towd Point Mortgage Trust
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (A)	108,281	104,392
Series 2018-5, Class A1A,
3.25% (C), 07/25/2058 (A)	37,629	36,531
Series 2019-4, Class A1,
2.90% (C), 10/25/2059 (A)	115,267	108,647

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	$ 167,080	$ 158,568

Total Mortgage-Backed Securities (Cost $1,566,505)		1,296,393

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	216,249
3.90%, 04/25/2028	418,000	410,074
Federal National Mortgage Association
0.88%, 08/05/2030	239,000	195,395
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2054 (F)	800,000	645,483
2.50%, 02/01/2039 - 02/01/2054 (F)	1,280,000	1,113,156
3.00%, 02/01/2054 (F)	400,000	350,778
3.50%, 02/01/2054 (F)	400,000	364,790

Total U.S. Government Agency Obligations (Cost $3,488,614)		3,295,925

U.S. GOVERNMENT OBLIGATIONS - 18.5%
U.S. Treasury - 18.5%
U.S. Treasury Bonds
1.75%, 08/15/2041	110,000	75,307
2.00%, 08/15/2051	1,074,000	677,543
2.25%, 02/15/2052	194,000	130,010
2.88%, 05/15/2052	814,000	627,861
3.38%, 08/15/2042	838,000	736,032
U.S. Treasury Notes
1.25%, 08/15/2031	392,000	324,150
2.88%, 05/15/2032	139,000	128,418
3.88%, 08/15/2033	392,000	389,183
4.13%, 11/15/2032	1,017,000	1,029,276

Total U.S. Government Obligations (Cost $4,697,142)		4,117,780

COMMERCIAL PAPER - 1.8%
Software - 1.8%
Microsoft Corp.
5.42% (G), 04/05/2024 (A)	400,000	396,181

Total Commercial Paper (Cost $396,252)		396,181

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 3.1%
Federal Home Loan Bank Discount Notes
5.45% (G), 02/02/2024	700,000	699,798

Total Short-Term U.S. Government Agency Obligation (Cost $699,897)		699,798

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 6.4%
U.S. Treasury Bills
5.34% (G), 03/26/2024	1,443,000	1,431,625

Total Short-Term U.S. Government Obligation (Cost $1,431,748)		1,431,625

Transamerica Funds	Page 4

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (G)	422,988	$ 422,988

Total Other Investment Company (Cost $422,988)		422,988

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.50% (G), dated 01/31/2024, to be repurchased at $229,261 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $233,941.	$ 229,245	229,245

Total Repurchase Agreement (Cost $229,245)		229,245

Total Investments (Cost $28,038,771)		25,281,114
Net Other Assets (Liabilities) - (13.5)%		(2,997,681)

Net Assets - 100.0%		$ 22,283,433

Transamerica Funds	Page 5

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,893,143	$—	$2,893,143
Corporate Debt Securities	—	9,884,005	—	9,884,005
Foreign Government Obligations	—	411,349	—	411,349
Loan Assignments	—	202,682	—	202,682
Mortgage-Backed Securities	—	1,296,393	—	1,296,393
U.S. Government Agency Obligations	—	3,295,925	—	3,295,925
U.S. Government Obligations	—	4,117,780	—	4,117,780
Commercial Paper	—	396,181	—	396,181
Short-Term U.S. Government Agency Obligation	—	699,798	—	699,798
Short-Term U.S. Government Obligation	—	1,431,625	—	1,431,625
Other Investment Company	422,988	—	—	422,988
Repurchase Agreement	—	229,245	—	229,245

Total Investments	$422,988	$24,858,126	$—	$25,281,114

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $8,118,280, representing 36.4% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $414,216, collateralized by cash collateral of $422,988. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the total value of Regulation S securities is $375,434, representing 1.7% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at January 31, 2024.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Transamerica Funds	Page 6

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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